UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21558

Pioneer Short Term Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Short Term Income Fund

NQ | November 30, 2018

Ticker Symbols: Class A STABX Class C PSHCX Class C2 STIIX Class K STIKX Class Y PSHYX

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS – 99.2%
	ASSET BACKED SECURITIES - 23.8% of Net Assets
194,836(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.537% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$185,487
314,806(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 2.507% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	308,595
251,561(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 2.507% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	241,077
242,570	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	242,656
1,500,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	1,487,648
192,456(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 2.975% (1 Month USD LIBOR + 66 bps), 5/25/35	192,377
9,305	Alterna Funding II LLC, Series 2015-1A, Class A, 2.5%, 2/15/24 (144A)	9,258
87,616	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	87,287
1,500,000	Americredit Automobile Receivables Trust, Series 2018-2, Class D, 4.01%, 7/18/24	1,500,468
462,260(a)	AMSR Trust, Series 2016-SFR1, Class C, 4.553% (1 Month USD LIBOR + 225 bps), 11/17/33 (144A)	462,594
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 4.007% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	299,999
700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	701,903
300,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	293,166
452(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 5.832% (1 Month USD LIBOR + 353 bps), 1/15/33	452
15,933(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.515% (1 Month USD LIBOR + 20 bps), 1/25/36	15,807
499,954	Axis Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	501,924
250,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	247,713
500,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	502,776
400,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.607% (1 Month USD LIBOR + 30 bps), 5/15/23	399,761
9,146(b)	Bayview Financial Asset Trust, Series 2003-AA, Class M1, 4.91%, 2/25/33 (144A)	9,116
400,000	BCC Funding Corp. X, Series 2015-1, Class D, 4.544%, 12/21/20 (144A)	400,082
800,000	BCC Funding Corp. X, Series 2015-1, Class E, 5.523%, 1/20/21 (144A)	801,481
500,000	BCC Funding Corp. X, Series 2015-1, Class F, 6.985%, 8/21/23 (144A)	501,740
28,022(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.805% (1 Month USD LIBOR + 49 bps), 6/25/36	28,021
44,808(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.315% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	46,183
79,798	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	79,798
1,750,000	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	1,759,521
1,500,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 2.757% (1 Month USD LIBOR + 45 bps), 7/15/22	1,502,146
161,091(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 2.495% (1 Month USD LIBOR + 18 bps), 2/25/36	160,803
38,935	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	38,740
888,403	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	887,221
238,461(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 2.935% (1 Month USD LIBOR + 62 bps), 1/25/33	235,298
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 2.855% (1 Month USD LIBOR + 54 bps), 4/25/33	59,187
113,935(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 5.06%, 11/25/34	116,710
55,535(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 3.457% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	55,663
295,251(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.647% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	295,368
166,667(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 3.286% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	166,816
9,247	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	9,184
100,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 2.553% (1 Month USD LIBOR + 25 bps), 1/19/21	100,030
30,752(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 3.335% (1 Month USD LIBOR + 102 bps), 11/25/34	30,831
73,423	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	72,822
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	414,421
2,524,084(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 4.057% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	2,524,862
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
250,000	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$251,249
7,313	Conn Funding II LP, Series 2017-B, Class A, 2.73%, 7/15/20 (144A)	7,312
420,000	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	420,039
309,928(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.807% (1 Month USD LIBOR + 150 bps), 5/15/32	307,964
367,322(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 3.415% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	358,853
384,528(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 3.215% (1 Month USD LIBOR + 90 bps), 5/25/35	384,535
140,995	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77%, 8/17/20 (144A)	141,208
250,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	251,317
152,074	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	151,313
78,900(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 4.115% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	81,527
961,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24 (144A)	964,803
180,081	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21	179,989
900,000	Drive Auto Receivables Trust, Series 2017-1, Class D, 3.84%, 3/15/23	900,185
177,928	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.25%, 6/15/21	177,749
219,415	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.3%, 5/17/21	219,040
300,000	Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24	298,612
1,160,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	1,161,653
131,985(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.286% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	132,977
140,025	Drug Royalty III LP 1, Series 2016-1A, Class A, 3.979%, 4/15/27 (144A)	139,964
573,369(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.936% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	575,482
750,000	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%, 10/15/31 (144A)	749,878
218,677	DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21 (144A)	218,506
99,056(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 3.281% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	100,097
400,000	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	397,145
1,000,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,004,477
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	484,965
400,000	Engs Commercial Finance Trust, Series 2018-1A, Class B, 3.8%, 2/22/23 (144A)	397,878
200,000	Engs Commercial Finance Trust, Series 2018-1A, Class C, 4.05%, 2/22/23 (144A)	198,928
125,786	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	125,220
200,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03%, 1/17/23 (144A)	198,646
1,300,000	Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97%, 9/15/23 (144A)	1,301,971
527,690(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.805% (1 Month USD LIBOR + 49 bps), 2/25/36	523,047
600,000(b)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M3, 3.624%, 11/25/27 (144A)	595,860
1,630,000(b)	Finance of America Structured Securities Trust, Series 2018-HB1, Class M3, 4.392%, 9/25/28 (144A)	1,627,963
200,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	199,864
650,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	639,073
16,877	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/20 (144A)	16,916
264,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.43%, 6/15/21 (144A)	262,721
1,475,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 3.475% (1 Month USD LIBOR + 135 bps), 10/21/23 (144A)	1,466,888
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	488,203
193,072	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	192,571
201,859	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	200,708
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	499,459
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.5%, 10/15/24 (144A)	502,516
133,038(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 2.465% (1 Month USD LIBOR + 15 bps), 12/25/29	130,736
230,747(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.545% (1 Month USD LIBOR + 23 bps), 1/25/36	229,074
630,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	626,752
741,285	GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.25%, 4/18/22 (144A)	739,851
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
500,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/23 (144A)	$500,382
62,272(c)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	62,313
275,824(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 2.745% (1 Month USD LIBOR + 43 bps), 6/25/35	274,547
148,972(a)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 3.665% (1 Month USD LIBOR + 135 bps), 6/25/33	148,024
48,533(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.615% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	48,227
28,615(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.615% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	28,576
93,579	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	93,111
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.664% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	505,953
400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.814% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	401,742
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	400,956
163,484	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	160,681
228,750	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	225,973
56,110(c)	Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.821%, 4/25/35	56,300
500,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 4.703% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	500,708
1,424	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.94%, 11/15/19 (144A)	1,424
700,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.307% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	696,161
68,424(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 2.881% (3 Month USD LIBOR + 50 bps), 9/27/35	65,957
1,130,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 4.2% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	1,130,682
22,008(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 3.315% (1 Month USD LIBOR + 100 bps), 6/25/28	21,990
62,276(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M2, 4.315% (1 Month USD LIBOR + 200 bps), 6/25/28	62,018
475,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	477,163
49,512(a)	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1, 2.775% (1 Month USD LIBOR + 46 bps), 1/25/46	49,510
1,000,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 3.457% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	998,439
175,963(b)	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.5%, 5/20/30 (144A)	174,563
18,883(a)	Mastr Specialized Loan Trust, Series 2006-1, Class A, 2.615% (1 Month USD LIBOR + 30 bps), 1/25/36 (144A)	18,871
496,349(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M4, 3.275% (1 Month USD LIBOR + 96 bps), 6/25/35	497,441
209,835	MVW Owner Trust, Series 2014-1A, Class B, 2.7%, 9/22/31 (144A)	204,427
400,000(b)	Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.967%, 9/25/27 (144A)	399,250
316,000(b)	Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238%, 2/25/28 (144A)	316,000
2,000,000(b)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	1,999,999
1,000,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 3.365% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,001,556
600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	603,389
500,000	Navitas Equipment Receivables LLC, Series 2016-1, Class D, 7.87%, 3/15/23 (144A)	516,639
31,045(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	31,379
400,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	396,203
450,434(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 5.281% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	452,956
339,832(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 3.095% (1 Month USD LIBOR + 78 bps), 5/25/33	338,117
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 3.89% (1 Month USD LIBOR + 158 bps), 12/25/34	561,346
804,183(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.99% (1 Month USD LIBOR + 68 bps), 1/25/36	801,177
700,447(c)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	686,270
500,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	498,060
299,794(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 3.05% (1 Month USD LIBOR + 74 bps), 8/25/35	298,767
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
106,764(b)	Orange Lake Timeshare Trust, Series 2014-AA, Class B, 3.03%, 7/9/29 (144A)	$104,783
60,693(a)	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2B, 3.118% (1 Month USD LIBOR + 80 bps), 5/11/20 (144A)	60,729
350,000	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (144A)	348,494
750,000	Oscar US Funding Trust IX LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (144A)	747,749
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.486% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	494,709
78,518(a)	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MHQ1, Class M2, 3.44% (1 Month USD LIBOR + 113 bps), 12/25/34	78,533
300,000(a)	PFS Financing Corp., Series 2017-AA, Class B, 3.23% (1 Month USD LIBOR + 95 bps), 3/15/21 (144A)	299,621
500,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 2.88% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	501,331
1,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 4.965% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	1,253,445
445,034(c)	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1, 4.345%, 9/25/34	450,395
658,409(c)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (144A)	651,914
719,022(c)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL4, Class A1, 3.25%, 8/27/32 (144A)	710,609
2,790,000(a)	Progress Residential Trust, Series 2016-SFR2, Class B, 4.053% (1 Month USD LIBOR + 175 bps), 1/17/34 (144A)	2,790,866
250,000(a)	Progress Residential Trust, Series 2016-SFR2, Class F, 6.523% (1 Month USD LIBOR + 422 bps), 1/17/34 (144A)	251,566
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	289,635
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	323,038
1,675,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	1,645,498
910,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	906,940
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	2,598,778
500,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	496,835
39,542(a)	Quest Trust, Series 2004-X1, Class A, 2.975% (1 Month USD LIBOR + 66 bps), 3/25/34 (144A)	39,517
3,681(a)	RAAC Trust, Series 2006-RP2, Class A, 2.565% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	3,680
600,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.815% (1 Month USD LIBOR + 50 bps), 7/25/35	599,598
276,458(c)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	274,640
70(a)	RFSC Trust, Series 2004-RP1A, Class M2, 4.565% (1 Month USD LIBOR + 225 bps), 11/25/42 (144A)	70
2,000,000(b)	RMF Buyout Issuance Trust, Series 2018-1, Class M3, 4.448%, 11/25/28 (144A)	1,999,997
1,000,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23	994,251
2,000,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.02%, 9/15/25	2,001,868
825,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, 12/15/25	824,152
1,000,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	1,002,569
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24	500,772
31,792(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 3.14% (1 Month USD LIBOR + 83 bps), 12/25/34	31,741
126,734	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	126,379
5,332	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 1/18/22 (144A)	5,331
527,275	Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class A, 2.3%, 10/20/31 (144A)	523,713
283,252	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	283,027
116,371	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	116,043
71,111(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 3.415% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	72,071
300,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.1%, 11/15/49 (144A)	296,236
750,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class CT1, 4.16%, 10/17/50 (144A)	747,505
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.477% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	$499,422
6,540(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	6,584
93,994	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	91,183
214,467	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	213,611
299,876(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.695% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	300,368
1,000,000	Tidewater Auto Receivables Trust, Series 2016-AA, Class D, 5.86%, 11/15/21 (144A)	1,011,207
400,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	398,866
780,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	778,922
399,609	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	398,040
757,040(b)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	743,731
96,666(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	95,787
361,812(b)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	360,138
722,378(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.915% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	720,782
587,708(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	579,322
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 4.007% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	1,006,641
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	1,252,013
1,000,000	United Auto Credit Securitization Trust, Series 2016-2, Class E, 5.5%, 1/10/23 (144A)	1,003,717
850,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	849,072
58,786	Upstart Securitization Trust, Series 2017-1, Class A, 2.639%, 6/20/24 (144A)	58,716
800,000	Upstart Securitization Trust, Series 2018-1, Class B, 3.887%, 8/20/25 (144A)	797,439
117,645(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.765% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	119,170
2,000,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	2,004,915
212,128(c)	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 6/25/47 (144A)	210,457
141,547	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	140,324
81,206	Westgate Resorts LLC, Series 2014-1A, Class A, 2.15%, 12/20/26 (144A)	81,058
446,634	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	445,827
65,206	Westgate Resorts LLC, Series 2015-2A, Class A, 3.2%, 7/20/28 (144A)	65,065
410,484	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	407,967
28,132	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29%, 9/15/21 (144A)	28,136
500,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	507,562
650,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	643,676
2,295,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class D, 3.28%, 12/15/22 (144A)	2,268,643
2,000,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.41%, 5/15/23 (144A)	1,972,806
400,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/23 (144A)	395,589
350,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.86%, 1/16/24 (144A)	348,128
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.0%, 10/16/23 (144A)	2,488,016
605,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	605,034
75,000	World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20	74,424
300,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	298,910
	TOTAL ASSET BACKED SECURITIES
	(Cost $105,707,994)	$105,629,819
	COLLATERALIZED MORTGAGE OBLIGATIONS - 35.7% of Net Assets
1,725,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.557% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$1,721,208
678,894(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 3.157% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	679,026
9,274(a)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.765% (1 Month USD LIBOR + 45 bps), 8/25/18	6,087
83,956(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.895% (1 Month USD LIBOR + 58 bps), 5/25/34	83,366
1,300,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.48% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	1,300,977
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
500,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 3.017%, 2/27/48 (144A)	$490,242
9,419(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 2.611% (1 Month USD LIBOR + 31 bps), 2/20/35	9,385
263,733(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 3.168% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	263,278
471,471(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 2.915% (1 Month USD LIBOR + 60 bps), 6/25/34	467,302
36,870(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 3.155% (1 Month USD LIBOR + 84 bps), 11/25/34	36,611
251,461(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 3.015% (1 Month USD LIBOR + 70 bps), 1/25/35	250,756
89,554(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 3.155% (1 Month USD LIBOR + 84 bps), 1/25/35	88,810
281,578(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 3.155% (1 Month USD LIBOR + 84 bps), 1/25/35	279,720
16,009(a)	Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 3.055% (1 Month USD LIBOR + 74 bps), 11/25/34	15,924
21,969(a)	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.815% (1 Month USD LIBOR + 50 bps), 3/25/35	21,829
925,895(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.855% (1 Month USD LIBOR + 54 bps), 8/25/35	919,598
379,352(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	377,208
35,862(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.171%, 6/25/30	36,605
1,572,037(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.015% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	1,579,106
2,010,000(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.915% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	2,009,997
1,800,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.265% (1 Month USD LIBOR + 95 bps), 8/25/28 (144A)	1,800,618
1,730,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.665% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	1,734,272
1,300,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.165% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	1,297,855
500,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.816% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	500,051
700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 4.665% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	700,041
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.459% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	675,087
1,500,000(a)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24, Class A, 4.72% (1 Month USD LIBOR + 240 bps), 12/5/20 (144A)	1,500,000
1,000,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.007% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	1,000,311
536,842(a)	BX Trust, Series 2017-APPL, Class B, 3.457% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	535,838
1,000,000(a)	BX Trust, Series 2017-IMC, Class B, 3.707% (1 Month USD LIBOR + 140 bps), 10/15/32 (144A)	998,099
595,000(a)	BX Trust, Series 2017-SLCT, Class B, 3.507% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	593,887
700,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 3.173% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	698,684
137,800	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	139,309
139,347(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 4.161% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	139,366
1,000,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.277% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	996,867
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.58% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	848,264
79,183(b)	CHL Mortgage Pass-Through Trust, Series 2004-14, Class 4A1, 3.887%, 8/25/34	76,750
16,495	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	16,750
300,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.607% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	302,948
9,421	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	9,403
1,000,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 3.418% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	997,483
1,300,000(a)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.657% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	1,302,628
500,000(a)	Cold Storage Trust, Series 2017-ICE3, Class D, 4.407% (1 Month USD LIBOR + 210 bps), 4/15/36 (144A)	500,986
1,000,000(b)	COLT Mortgage Loan Trust, Series 2018-3, Class M2, 4.583%, 10/26/48 (144A)	999,375
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
109,950(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 4.457% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	$109,729
400,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class A, 3.115% (1 Month USD LIBOR + 80 bps), 8/13/27 (144A)	399,889
820,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class C, 3.965% (1 Month USD LIBOR + 165 bps), 8/13/27 (144A)	820,001
1,850,000(a)	COMM Mortgage Trust, Series 2014-TWC, Class B, 3.915% (1 Month USD LIBOR + 160 bps), 2/13/32 (144A)	1,850,001
1,000,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	992,333
750,000(a)	COMM Mortgage Trust, Series 2017-DLTA, Class B, 3.247% (1 Month USD LIBOR + 94 bps), 8/15/35 (144A)	743,699
165,775	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	176,705
61,702	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	60,701
12,233	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1, 5.25%, 10/25/19	12,257
64,974(b)	CSMC Trust, Series 2013-14R, Class 2A1, 2.5%, 10/27/37 (144A)	65,053
11,645(a)	CSMC Trust, Series 2006-CF3, Class A1, 2.855% (1 Month USD LIBOR + 54 bps), 10/25/36 (144A)	11,638
450,364(b)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	447,543
456,738(b)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	455,025
1,000,000(a)	CSMC Trust, Series 2017-HD, Class B, 3.657% (1 Month USD LIBOR + 135 bps), 2/15/31 (144A)	1,000,604
1,400,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 3.007% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	1,396,488
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,248,397
2,500,000(b)	Deephaven Residential Mortgage Trust, Series 2018-4A, Class A1, 4.08%, 10/25/58 (144A)	2,501,562
1,672,000(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.98% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,669,388
495,397(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.369%, 7/25/43	520,143
138,071(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2071, Class F, 2.807% (1 Month USD LIBOR + 50 bps), 7/15/28	139,436
102,294(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 2.857% (1 Month USD LIBOR + 55 bps), 4/15/27	103,553
263,828(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 2.807% (1 Month USD LIBOR + 50 bps), 7/15/31	265,880
315,780(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2362, Class F, 2.707% (1 Month USD LIBOR + 40 bps), 9/15/31	315,349
101,206(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 2.807% (1 Month USD LIBOR + 50 bps), 4/15/28	101,613
124,742(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2416, Class FG, 2.753% (1 Month USD LIBOR + 45 bps), 2/17/32	125,713
3,508(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2437, Class FD, 2.507% (1 Month USD LIBOR + 20 bps), 10/15/20	3,513
72,456(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 3.307% (1 Month USD LIBOR + 100 bps), 3/15/32	74,174
119,967(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 3.307% (1 Month USD LIBOR + 100 bps), 3/15/32	123,482
102,459(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 3.307% (1 Month USD LIBOR + 100 bps), 2/15/32	105,685
159,580(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 2.877% (1 Month USD LIBOR + 57 bps), 3/15/32	160,586
114,425(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 2.707% (1 Month USD LIBOR + 40 bps), 2/15/33	114,510
452,685	Federal Home Loan Mortgage Corp. REMICS, Series 2568, Class KG, 5.5%, 2/15/23	470,330
404,914(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2602, Class FH, 2.617% (1 Month USD LIBOR + 31 bps), 4/15/33	403,509
2,065(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FV, 2.707% (1 Month USD LIBOR + 40 bps), 12/15/32	2,066
349,859	Federal Home Loan Mortgage Corp. REMICS, Series 2666, Class OD, 5.5%, 8/15/23	365,377
831	Federal Home Loan Mortgage Corp. REMICS, Series 2764, Class OE, 4.5%, 3/15/19	831
28,011	Federal Home Loan Mortgage Corp. REMICS, Series 2776, Class QP, 4.0%, 1/15/34	27,983
228,494	Federal Home Loan Mortgage Corp. REMICS, Series 2790, Class TN, 4.0%, 5/15/24	232,621
14,161	Federal Home Loan Mortgage Corp. REMICS, Series 2855, Class WN, 4.0%, 9/15/19	14,170
88,518(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.557% (1 Month USD LIBOR + 25 bps), 1/15/35	88,673
201,040	Federal Home Loan Mortgage Corp. REMICS, Series 2922, Class GA, 5.5%, 5/15/34	203,665
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
36,274(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.557% (1 Month USD LIBOR + 25 bps), 8/15/35	$36,289
160,902(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3085, Class VF, 2.627% (1 Month USD LIBOR + 32 bps), 12/15/35	160,339
24,246(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.607% (1 Month USD LIBOR + 30 bps), 1/15/36	24,231
87,612(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.607% (1 Month USD LIBOR + 30 bps), 2/15/36	87,764
46,145(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 2.607% (1 Month USD LIBOR + 30 bps), 4/15/36	46,113
57,682(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.727% (1 Month USD LIBOR + 42 bps), 6/15/36	57,791
97,781(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.807% (1 Month USD LIBOR + 50 bps), 7/15/36	98,294
32,048(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 2.627% (1 Month USD LIBOR + 32 bps), 11/15/36	32,015
86,269(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.657% (1 Month USD LIBOR + 35 bps), 11/15/36	86,172
40,480(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.657% (1 Month USD LIBOR + 35 bps), 11/15/36	40,436
87,528(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 2.557% (1 Month USD LIBOR + 25 bps), 8/15/36	87,545
113,539(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.887% (1 Month USD LIBOR + 58 bps), 10/15/37	114,874
189,918(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 2.682% (1 Month USD LIBOR + 38 bps), 11/15/37	190,339
69,978	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	70,353
392,851	Federal Home Loan Mortgage Corp. REMICS, Series 3527, Class DA, 4.0%, 4/15/29	400,871
944,746	Federal Home Loan Mortgage Corp. REMICS, Series 3581, Class B, 4.0%, 10/15/24	957,790
98,168(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 3.007% (1 Month USD LIBOR + 70 bps), 12/15/39	99,990
775,000	Federal Home Loan Mortgage Corp. REMICS, Series 3614, Class QB, 4.0%, 12/15/24	789,677
658,035	Federal Home Loan Mortgage Corp. REMICS, Series 3649, Class BW, 4.0%, 3/15/25	666,312
622,779	Federal Home Loan Mortgage Corp. REMICS, Series 3693, Class BD, 3.0%, 7/15/25	620,031
64,962	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	64,251
45,001	Federal Home Loan Mortgage Corp. REMICS, Series 3722, Class AK, 1.75%, 9/15/20	44,444
61,830	Federal Home Loan Mortgage Corp. REMICS, Series 3726, Class BA, 2.0%, 8/15/20	61,196
1,037,010	Federal Home Loan Mortgage Corp. REMICS, Series 3726, Class PA, 3.0%, 8/15/40	1,031,510
318,234	Federal Home Loan Mortgage Corp. REMICS, Series 3737, Class MA, 1.5%, 10/15/22	309,021
237,887	Federal Home Loan Mortgage Corp. REMICS, Series 3737, Class NA, 3.5%, 6/15/25	238,801
168,112	Federal Home Loan Mortgage Corp. REMICS, Series 3741, Class TA, 3.5%, 3/15/25	168,231
449,185	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class BP, 3.5%, 8/15/25	449,766
87,142(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 2.557% (1 Month USD LIBOR + 25 bps), 8/15/25	87,163
47,906	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	47,456
476,855	Federal Home Loan Mortgage Corp. REMICS, Series 3763, Class NE, 2.5%, 5/15/25	471,881
36,622(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.607% (1 Month USD LIBOR + 30 bps), 2/15/39	36,731
532,992	Federal Home Loan Mortgage Corp. REMICS, Series 3773, Class PA, 3.5%, 6/15/25	535,613
22,006	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	22,005
222,551	Federal Home Loan Mortgage Corp. REMICS, Series 3778, Class D, 3.5%, 3/15/25	223,270
151,182	Federal Home Loan Mortgage Corp. REMICS, Series 3779, Class KJ, 2.75%, 11/15/25	149,687
51,257(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.707% (1 Month USD LIBOR + 40 bps), 7/15/23	51,456
31,252	Federal Home Loan Mortgage Corp. REMICS, Series 3788, Class AB, 3.5%, 11/15/28	31,302
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
113,526(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 2.807% (1 Month USD LIBOR + 50 bps), 2/15/41	$114,363
752,359	Federal Home Loan Mortgage Corp. REMICS, Series 3810, Class NV, 4.0%, 9/15/25	753,659
284,646	Federal Home Loan Mortgage Corp. REMICS, Series 3815, Class EA, 4.0%, 12/15/25	285,914
5,493	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class D, 3.5%, 8/15/28	5,492
136,833(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 2.727% (1 Month USD LIBOR + 42 bps), 4/15/41	136,762
71,641	Federal Home Loan Mortgage Corp. REMICS, Series 3858, Class CA, 3.0%, 10/15/25	71,565
206,295(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.707% (1 Month USD LIBOR + 40 bps), 3/15/41	206,728
36,239(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.707% (1 Month USD LIBOR + 40 bps), 5/15/41	36,341
60,920	Federal Home Loan Mortgage Corp. REMICS, Series 3873, Class AG, 3.0%, 5/15/29	60,933
121,566(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3879, Class AF, 2.737% (1 Month USD LIBOR + 43 bps), 6/15/41	122,145
43,588(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 2.507% (1 Month USD LIBOR + 20 bps), 8/15/26	43,631
103,716(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919, Class AF, 2.657% (1 Month USD LIBOR + 35 bps), 3/15/30	104,000
1,126,431	Federal Home Loan Mortgage Corp. REMICS, Series 3937, Class PA, 4.0%, 8/15/39	1,143,690
101,305	Federal Home Loan Mortgage Corp. REMICS, Series 3945, Class A, 3.0%, 3/15/26	101,114
129,320	Federal Home Loan Mortgage Corp. REMICS, Series 3953, Class CD, 3.0%, 1/15/30	129,384
70,933(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.607% (1 Month USD LIBOR + 30 bps), 2/15/30	71,009
88,593(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.607% (1 Month USD LIBOR + 30 bps), 9/15/26	88,828
462,781	Federal Home Loan Mortgage Corp. REMICS, Series 3973, Class MA, 3.0%, 8/15/25	458,619
320,928	Federal Home Loan Mortgage Corp. REMICS, Series 3976, Class A, 3.5%, 8/15/29	323,532
313,679	Federal Home Loan Mortgage Corp. REMICS, Series 3976, Class AE, 2.5%, 8/15/29	311,904
454,889	Federal Home Loan Mortgage Corp. REMICS, Series 3979, Class GA, 3.5%, 5/15/30	459,965
393,020	Federal Home Loan Mortgage Corp. REMICS, Series 3984, Class EA, 3.5%, 11/15/29	394,371
1,552,383	Federal Home Loan Mortgage Corp. REMICS, Series 3997, Class DG, 2.5%, 5/15/30	1,541,755
78,032(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 2.857% (1 Month USD LIBOR + 55 bps), 2/15/42	78,915
173,185	Federal Home Loan Mortgage Corp. REMICS, Series 4016, Class AB, 2.0%, 9/15/25	170,941
411,306	Federal Home Loan Mortgage Corp. REMICS, Series 4018, Class AL, 2.0%, 3/15/27	397,356
311,218	Federal Home Loan Mortgage Corp. REMICS, Series 4142, Class PG, 2.0%, 12/15/32	300,790
458,351	Federal Home Loan Mortgage Corp. REMICS, Series 4170, Class QE, 2.0%, 5/15/32	444,736
285,068	Federal Home Loan Mortgage Corp. REMICS, Series 4221, Class GA, 1.4%, 7/15/23	273,925
145,270	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	143,647
997,501	Federal Home Loan Mortgage Corp. REMICS, Series 4444, Class CD, 3.0%, 8/15/39	985,534
53,993(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.707% (1 Month USD LIBOR + 40 bps), 5/15/36	54,091
116,176(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.607% (1 Month USD LIBOR + 30 bps), 8/15/36	117,222
46,215(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.657% (1 Month USD LIBOR + 35 bps), 12/15/36	46,247
340,765(b)	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class M1, 3.676%, 9/25/45	342,059
596(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2013-C01, Class M1, 4.315% (1 Month USD LIBOR + 200 bps), 10/25/23	597
79,026(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 3.265% (1 Month USD LIBOR + 95 bps), 5/25/24	79,091
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,500,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.915% (1 Month USD LIBOR + 260 bps), 5/25/24	$1,578,269
40,626(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.465% (1 Month USD LIBOR + 215 bps), 9/25/28	40,713
466,622(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 3.165% (1 Month USD LIBOR + 85 bps), 11/25/29	467,029
199,588(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.865% (1 Month USD LIBOR + 55 bps), 1/25/30	199,289
1,297,959(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2A, 4.515% (1 Month USD LIBOR + 220 bps), 1/25/30	1,322,798
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 4.515% (1 Month USD LIBOR + 220 bps), 1/25/30	1,616,540
1,500,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 4.715% (1 Month USD LIBOR + 240 bps), 5/25/30	1,528,316
1,248,449(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2018-C03, Class 1M1, 2.995% (1 Month USD LIBOR + 68 bps), 10/25/30	1,246,577
27,378(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 2.98% (7 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5 bps), 9/25/22	27,381
243,743	Federal National Mortgage Association REMICS, Series 1993-226, Class PK, 6.0%, 12/25/23	256,046
220,501(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 3.315% (1 Month USD LIBOR + 100 bps), 12/25/23	222,639
60,612(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.815% (1 Month USD LIBOR + 50 bps), 3/25/24	61,208
43,348	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	46,934
50,409(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 3.215% (1 Month USD LIBOR + 90 bps), 12/25/31	51,074
29,051(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 2.953% (1 Month USD LIBOR + 65 bps), 1/18/32	29,491
279,024(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 2.803% (1 Month USD LIBOR + 50 bps), 5/18/32	280,809
116,582(a)	Federal National Mortgage Association REMICS, Series 2002-64, Class FE, 2.653% (1 Month USD LIBOR + 35 bps), 10/18/32	117,409
963,677(a)	Federal National Mortgage Association REMICS, Series 2002-74, Class FV, 2.765% (1 Month USD LIBOR + 45 bps), 11/25/32	967,636
190,109(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 3.303% (1 Month USD LIBOR + 100 bps), 11/18/32	194,453
139,345(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 2.703% (1 Month USD LIBOR + 40 bps), 12/18/32	139,813
38,094(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.815% (1 Month USD LIBOR + 50 bps), 1/25/33	38,369
94,700(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.665% (1 Month USD LIBOR + 35 bps), 2/25/33	95,386
45,780(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.815% (1 Month USD LIBOR + 50 bps), 5/25/33	45,853
206,123(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 2.615% (1 Month USD LIBOR + 30 bps), 11/25/27	207,160
166,597(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.715% (1 Month USD LIBOR + 40 bps), 3/25/34	167,158
26,545(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.715% (1 Month USD LIBOR + 40 bps), 4/25/34	26,701
81,276(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 2.715% (1 Month USD LIBOR + 40 bps), 3/25/34	81,549
53,056(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.715% (1 Month USD LIBOR + 40 bps), 7/25/34	53,077
80,812(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 2.615% (1 Month USD LIBOR + 30 bps), 7/25/35	81,012
164,226(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 2.565% (1 Month USD LIBOR + 25 bps), 7/25/35	164,123
161,477(a)	Federal National Mortgage Association REMICS, Series 2005-69, Class AF, 2.615% (1 Month USD LIBOR + 30 bps), 8/25/35	161,500
78,247(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.615% (1 Month USD LIBOR + 30 bps), 10/25/35	78,197
78,405(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.625% (1 Month USD LIBOR + 31 bps), 2/25/35	78,151
29,456(a)	Federal National Mortgage Association REMICS, Series 2005-120, Class UF, 2.665% (1 Month USD LIBOR + 35 bps), 3/25/35	29,520
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
40,938(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.665% (1 Month USD LIBOR + 35 bps), 5/25/36	$40,767
89,694(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.765% (1 Month USD LIBOR + 45 bps), 6/25/36	90,159
116,682(a)	Federal National Mortgage Association REMICS, Series 2006-49, Class PF, 2.565% (1 Month USD LIBOR + 25 bps), 4/25/36	116,670
168,106(a)	Federal National Mortgage Association REMICS, Series 2006-51, Class FP, 2.665% (1 Month USD LIBOR + 35 bps), 3/25/36	168,376
67,256(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 2.665% (1 Month USD LIBOR + 35 bps), 9/25/36	67,275
31,675(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.885% (1 Month USD LIBOR + 57 bps), 9/25/36	31,934
148,767(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.715% (1 Month USD LIBOR + 40 bps), 10/25/36	148,462
136,931(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class FD, 2.675% (1 Month USD LIBOR + 36 bps), 11/25/36	137,086
41,509(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.565% (1 Month USD LIBOR + 25 bps), 2/25/37	41,482
78,191(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 2.515% (1 Month USD LIBOR + 20 bps), 2/25/37	77,604
71,702(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 2.665% (1 Month USD LIBOR + 35 bps), 3/25/37	71,117
21,699(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.565% (1 Month USD LIBOR + 25 bps), 3/25/37	21,520
45,862(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 2.675% (1 Month USD LIBOR + 36 bps), 3/25/37	46,069
51,672(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.565% (1 Month USD LIBOR + 25 bps), 3/25/37	51,683
51,070(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.715% (1 Month USD LIBOR + 40 bps), 5/25/37	51,181
109,235(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.555% (1 Month USD LIBOR + 24 bps), 6/25/37	108,993
34,168(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 2.565% (1 Month USD LIBOR + 25 bps), 6/25/37	33,866
121,049(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 2.565% (1 Month USD LIBOR + 25 bps), 6/25/37	119,994
127,964(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 2.885% (1 Month USD LIBOR + 57 bps), 9/25/37	129,027
137,076(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 2.895% (1 Month USD LIBOR + 58 bps), 9/25/37	138,395
34,057(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.885% (1 Month USD LIBOR + 57 bps), 9/25/37	34,503
40,417(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 2.935% (1 Month USD LIBOR + 62 bps), 12/25/37	40,520
4,740(a)	Federal National Mortgage Association REMICS, Series 2008-47, Class PF, 2.815% (1 Month USD LIBOR + 50 bps), 6/25/38	4,745
90,625(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 3.215% (1 Month USD LIBOR + 90 bps), 7/25/38	92,418
71,030(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.535% (1 Month USD LIBOR + 122 bps), 10/25/38	72,672
187,919	Federal National Mortgage Association REMICS, Series 2009-10, Class AB, 5.0%, 3/25/24	191,814
468,246	Federal National Mortgage Association REMICS, Series 2009-21, Class HB, 4.5%, 4/25/24	474,285
163,531(a)	Federal National Mortgage Association REMICS, Series 2009-103, Class FM, 3.015% (1 Month USD LIBOR + 70 bps), 11/25/39	165,651
69,342	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	69,588
17,360	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	17,347
12,395	Federal National Mortgage Association REMICS, Series 2010-42, Class AC, 4.0%, 10/25/24	12,384
24,313(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FE, 2.865% (1 Month USD LIBOR + 55 bps), 9/25/39	24,476
32,200	Federal National Mortgage Association REMICS, Series 2010-43, Class KG, 3.0%, 1/25/21	32,138
47,212	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	46,714
117,879	Federal National Mortgage Association REMICS, Series 2010-87, Class HB, 3.0%, 3/25/25	117,474
187,969(a)	Federal National Mortgage Association REMICS, Series 2010-103, Class DF, 2.615% (1 Month USD LIBOR + 30 bps), 8/25/40	188,948
48,851	Federal National Mortgage Association REMICS, Series 2010-123, Class PL, 4.0%, 4/25/38	48,892
22,580	Federal National Mortgage Association REMICS, Series 2010-128, Class JB, 1.5%, 11/25/20	22,251
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
102,264	Federal National Mortgage Association REMICS, Series 2010-145, Class A, 3.5%, 8/25/25	$102,173
231,474	Federal National Mortgage Association REMICS, Series 2011-17, Class CJ, 2.75%, 3/25/21	230,693
318,905	Federal National Mortgage Association REMICS, Series 2011-17, Class GD, 3.5%, 2/25/26	319,528
96,016(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.865% (1 Month USD LIBOR + 55 bps), 5/25/40	96,997
5,093	Federal National Mortgage Association REMICS, Series 2011-23, Class AB, 2.75%, 6/25/20	5,100
1,954	Federal National Mortgage Association REMICS, Series 2011-58, Class AC, 2.5%, 6/25/24	1,951
211,640	Federal National Mortgage Association REMICS, Series 2011-66, Class QA, 3.5%, 7/25/21	212,354
37,939	Federal National Mortgage Association REMICS, Series 2011-67, Class EA, 4.0%, 7/25/21	37,969
74,598	Federal National Mortgage Association REMICS, Series 2011-79, Class GB, 1.75%, 12/25/22	72,799
118,342	Federal National Mortgage Association REMICS, Series 2011-89, Class BA, 2.5%, 11/25/25	117,165
49,578	Federal National Mortgage Association REMICS, Series 2011-99, Class LM, 2.5%, 1/25/30	49,409
683,317	Federal National Mortgage Association REMICS, Series 2011-131, Class AL, 4.0%, 12/25/29	688,566
182,738	Federal National Mortgage Association REMICS, Series 2011-139, Class A, 3.0%, 5/25/38	181,715
406,039	Federal National Mortgage Association REMICS, Series 2012-17, Class QC, 2.5%, 7/25/39	403,300
82,571	Federal National Mortgage Association REMICS, Series 2012-58, Class LC, 3.5%, 10/25/39	83,211
258,578	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	250,546
369,212	Federal National Mortgage Association REMICS, Series 2012-94, Class E, 3.0%, 6/25/22	368,535
1,010,187	Federal National Mortgage Association REMICS, Series 2014-14, Class A, 3.5%, 2/25/37	1,009,807
136,506(a)	Federal National Mortgage Association REMICS, Series G93-5, Class F, 3.165% (1 Month USD LIBOR + 85 bps), 2/25/23	136,950
420,394(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.535% (1 Month USD LIBOR + 22 bps), 3/25/45	418,587
117,093(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.952%, 4/25/45	117,429
127,059(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.984%, 6/25/45	134,012
305,176(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.575% (1 Month USD LIBOR + 26 bps), 11/25/46	300,396
305,333(b)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	302,884
508,236	Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ09, Class A1, 2.016%, 4/25/22	496,680
530,583(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 5.215% (1 Month USD LIBOR + 290 bps), 7/25/28	541,106
380,231(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 3.515% (1 Month USD LIBOR + 120 bps), 8/25/29	381,866
875,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.765% (1 Month USD LIBOR + 245 bps), 12/25/42	895,142
655,253(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 3.565% (1 Month USD LIBOR + 125 bps), 12/25/42	647,746
915,854(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI1, Class M1, 3.745%, 2/25/48 (144A)	907,168
1,689,686(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.819%, 5/25/48 (144A)	1,678,660
980,830(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.167%, 8/25/48 (144A)	979,501
1,000,000(b)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.542%, 12/25/46 (144A)	1,019,503
346,000(b)	FREMF Mortgage Trust, Series 2012-K17, Class B, 4.483%, 12/25/44 (144A)	353,835
1,100,000(b)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.689%, 8/25/45 (144A)	1,099,759
1,400,000(b)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.473%, 5/25/45 (144A)	1,396,900
650,000(b)	FREMF Mortgage Trust, Series 2014-K716, Class B, 4.081%, 8/25/47 (144A)	655,887
297,042(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.557% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	298,929
269,245(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.307% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	282,867
626,245(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.307% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	640,655
213,279(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.585% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	207,741
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
425,969(a)	Government National Mortgage Association, Series 2000-35, Class FA, 2.86% (1 Month USD LIBOR + 55 bps), 12/16/26	$429,190
72,924(a)	Government National Mortgage Association, Series 2002-24, Class FA, 2.81% (1 Month USD LIBOR + 50 bps), 4/16/32	73,509
329,602(a)	Government National Mortgage Association, Series 2002-24, Class FR, 2.86% (1 Month USD LIBOR + 55 bps), 4/16/32	332,407
395,424(a)	Government National Mortgage Association, Series 2002-45, Class FA, 2.71% (1 Month USD LIBOR + 40 bps), 6/16/32	397,677
306,395(a)	Government National Mortgage Association, Series 2003-50, Class F, 2.61% (1 Month USD LIBOR + 30 bps), 5/16/33	307,212
128,561(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.56% (1 Month USD LIBOR + 25 bps), 1/16/35	128,378
124,365(a)	Government National Mortgage Association, Series 2005-16, Class FA, 2.551% (1 Month USD LIBOR + 25 bps), 2/20/35	123,605
83,140(a)	Government National Mortgage Association, Series 2008-9, Class FA, 2.801% (1 Month USD LIBOR + 50 bps), 2/20/38	83,483
1,041,528	Government National Mortgage Association, Series 2009-17, Class YA, 4.5%, 12/20/36	1,061,230
21,222	Government National Mortgage Association, Series 2010-33, Class LN, 4.5%, 2/20/38	21,270
295,879	Government National Mortgage Association, Series 2010-67, Class MA, 4.0%, 5/16/25	299,178
131,057	Government National Mortgage Association, Series 2010-164, Class EB, 4.0%, 9/20/37	131,311
71,427	Government National Mortgage Association, Series 2010-164, Class LH, 3.5%, 10/20/38	71,288
89,066	Government National Mortgage Association, Series 2011-44, Class PG, 3.5%, 5/20/39	89,049
337,283	Government National Mortgage Association, Series 2011-150, Class M, 3.0%, 8/16/26	335,389
443,277	Government National Mortgage Association, Series 2012-17, Class KH, 3.0%, 7/20/39	439,689
92,412	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	90,901
201,117(a)	Government National Mortgage Association, Series 2013-51, Class JF, 2.601% (1 Month USD LIBOR + 30 bps), 8/20/40	200,303
228,388	Government National Mortgage Association, Series 2013-168, Class CE, 2.5%, 11/16/28	224,199
1,443,615	Government National Mortgage Association, Series 2014-28, Class A, 2.0%, 1/16/46	1,399,669
660,663	Government National Mortgage Association, Series 2014-51, Class CK, 2.5%, 7/16/26	650,253
1,456,879(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.649% (1 Month USD LIBOR + 35 bps), 1/20/47	1,460,498
731,065	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	711,675
1,000,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.777% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	998,106
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.202%, 2/10/29 (144A)	500,253
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 3.207% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	1,096,550
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.407% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	502,017
1,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.207% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	1,199,133
1,500,000(b)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 4.011%, 6/27/41	1,489,812
500,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class C, 4.007% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	500,153
2,500,000	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	2,465,047
770,000(a)	Home Re, Ltd., Series 2018-1, Class M1, 3.915% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	770,981
294,520(a)	HomeBanc Mortgage Trust, Series 2004-2, Class A1, 3.055% (1 Month USD LIBOR + 74 bps), 12/25/34	291,733
678,715(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.555% (1 Month USD LIBOR + 24 bps), 7/25/35	670,325
635,724(a)	Homestar Mortgage Acceptance Corp., Series 2004-1, Class A1, 2.955% (1 Month USD LIBOR + 64 bps), 3/25/34	624,076
700,000(a)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.867% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	699,128
1,000,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 3.257% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	996,234
1,000,000(a)	IMT Trust, Series 2017-APTS, Class DFL, 3.857% (1 Month USD LIBOR + 155 bps), 6/15/34 (144A)	997,490
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
34,937(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.54%, 10/25/34	$33,749
57,081(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 2.462% (1 Month USD LIBOR + 16 bps), 5/15/47	57,065
155,688(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 4.507% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	155,708
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 3.407% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	374,999
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 3.467% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	747,874
139,719(a)	JP Morgan Madison Avenue Securities Trust, Series 2015-CH1, Class M1, 4.315% (1 Month USD LIBOR + 200 bps), 10/25/25 (144A)	140,428
842,785(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.031% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	844,171
508,091(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.815% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	502,261
1,139,412(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 2.846%, 5/25/33 (144A)	1,126,781
515,915(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.25% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	511,240
559,319(a)	LSTAR Securities Investment, Ltd., Series 2017-6, Class A, 4.049% (1 Month USD LIBOR + 175 bps), 9/1/22 (144A)	560,018
327,022(a)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 0.0% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	328,370
302,301(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-A, Class 1A, 3.055% (1 Month USD LIBOR + 74 bps), 3/25/28	288,949
104,074(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A1, 2.955% (1 Month USD LIBOR + 64 bps), 1/25/29	100,743
29,627(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 3.895%, 1/25/29	29,469
177,538(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 2.955% (1 Month USD LIBOR + 64 bps), 1/25/29	174,982
51,306(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 3.104% (6 Month USD LIBOR + 60 bps), 1/25/30	50,164
411,527(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	415,510
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 3.307% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	498,573
1,000,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 3.807% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	998,124
81,097(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.595% (1 Month USD LIBOR + 28 bps), 11/25/35	81,314
361,826(a)	MortgageIT Trust, Series 2004-1, Class A1, 3.095% (1 Month USD LIBOR + 78 bps), 11/25/34	352,203
1,344,576(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.707% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,343,724
139,993(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.811% (1 Month USD LIBOR + 53 bps), 3/9/21	139,821
1,553,928(a)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.031% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	1,549,578
2,500,000(b)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	2,539,045
1,000,000(b)	New Residential Mortgage Loan Trust, Series 2018-NQM1, Class M1, 4.621%, 11/25/48 (144A)	1,012,969
451,807(b)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	447,993
174,149(a)	Oaktown Re, Ltd., Series 2017-1A, Class M1, 4.565% (1 Month USD LIBOR + 225 bps), 4/25/27 (144A)	174,736
2,100,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.865% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	2,102,431
429,663(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.705% (1 Month USD LIBOR + 39 bps), 11/25/35	422,011
165,378(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 3.264% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	165,092
2,280,000(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.715% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	2,274,868
233,748(a)	RAIT Trust, Series 2017-FL7, Class A, 3.257% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	233,704
1,222(a)	RALI Trust, Series 2002-QS16, Class A2, 2.865% (1 Month USD LIBOR + 55 bps), 10/25/17	1,225
767	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	763
22,018(a)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.165% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	22,020
593,702(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.764% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	540,784
155,960(a)	Resimac Premier, Series 2014-1A, Class A1, 3.534% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	155,263
244,478(a)	Resimac Premier, Series 2017-1A, Class A1A, 3.264% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	243,846
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
388,260(a)	Resource Capital Corp., Ltd., Series 2017-CRE5, Class A, 3.103% (1 Month USD LIBOR + 80 bps), 7/15/34 (144A)	$388,365
82,530(b)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	77,869
958,268(b)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	928,725
1,487,260(a)	STACR Trust, Series 2018-HRP1, Class M2, 3.956% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	1,491,711
360,000(a)	STACR Trust, Series 2018-HRP2, Class M2, 3.56% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	360,071
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.71% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,185,000
3,000,000(b)	Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A1, 4.121%, 10/25/48 (144A)	2,999,955
979,883(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 3.401% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	978,031
61,789(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 2.781% (1 Month USD LIBOR + 50 bps), 8/26/35	61,586
475,771(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	472,056
500,000(b)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	499,994
432,791(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.666% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	431,428
1,000,000(a)	VMC Finance LLC, Series 2018-FL2, Class A, 3.199% (1 Month USD LIBOR + 92 bps), 10/15/35 (144A)	1,000,055
925,000(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.459%, 11/23/43 (144A)	927,820
1,000,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.507% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	1,001,109
717,617(b)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	706,996
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $159,471,325)	$158,310,068
	CORPORATE BONDS - 20.3% of Net Assets
	Aerospace & Defense - 0.7%
2,075,000	Rockwell Collins, Inc., 1.95%, 7/15/19	$2,058,930
570,000	United Technologies Corp., 1.9%, 5/4/20	557,590
465,000	United Technologies Corp., 3.35%, 8/16/21	463,593
	Total Aerospace & Defense	$3,080,113
	Auto Manufacturers - 0.8%
585,000	American Honda Finance Corp., 1.95%, 7/20/20	$573,698
470,000	American Honda Finance Corp., 3.0%, 6/16/20	468,109
700,000	BMW US Capital LLC, 3.25%, 8/14/20 (144A)	698,440
565,000	Daimler Finance North America LLC, 2.3%, 1/6/20 (144A)	557,670
500,000	PACCAR Financial Corp., 3.1%, 5/10/21	497,973
570,000	Toyota Motor Credit Corp., 1.95%, 4/17/20	561,832
	Total Auto Manufacturers	$3,357,722
	Banks - 7.5%
485,000	Bank of America Corp., 5.625%, 7/1/20	$500,818
1,465,000	Bank of America Corp., 5.7%, 1/24/22	1,542,317
525,000	Bank of Montreal, 1.9%, 8/27/21	503,834
255,000(a)	Bank of Montreal, 2.774% (3 Month USD LIBOR + 44 bps), 6/15/20	255,354
1,185,000	Bank of New York Mellon Corp., 2.45%, 11/27/20	1,163,239
470,000	Bank of Nova Scotia, 2.45%, 3/22/21	459,719
450,000	Banque Federative du Credit Mutuel SA, 2.2%, 7/20/20 (144A)	440,217
660,000(b)	Barclays Plc, 4.61% (3 Month USD LIBOR + 140 bps), 2/15/23	652,209
590,000	BB&T Corp., 2.15%, 2/1/21	573,967
762,000	BPCE SA, 2.65%, 2/3/21	746,214
485,000	BPCE SA, 3.0%, 5/22/22 (144A)	465,840
560,000	Branch Banking & Trust Co., 2.1%, 1/15/20	553,139
715,000	Canadian Imperial Bank of Commerce, 2.7%, 2/2/21	702,415
590,000	Capital One Financial Corp., 2.4%, 10/30/20	576,045
475,000	Citibank NA, 3.4%, 7/23/21	471,948
515,000	Citigroup, Inc., 2.45%, 1/10/20	509,534
565,000	Citigroup, Inc., 2.9%, 12/8/21	549,308
570,000	Citizens Bank NA, 2.2%, 5/26/20	559,153
560,000	Citizens Bank NA, 2.25%, 3/2/20	551,690
328,000	Cooperatieve Rabobank UA, 3.125%, 4/26/21	324,909
470,000	Cooperatieve Rabobank UA, 4.5%, 1/11/21	479,621
885,000	Credit Suisse AG, 4.375%, 8/5/20	897,936
680,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, 3/26/20	671,594
475,000	Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20	468,260
585,000	DNB Bank ASA, 2.125%, 10/2/20 (144A)	571,383
795,000(a)	DNB Bank ASA, 2.768% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	793,564
590,000	Fifth Third Bank, 2.2%, 10/30/20	576,972
485,000	Goldman Sachs Bank USA, 3.2%, 6/5/20	483,832
515,000	Goldman Sachs Group, Inc., 2.6%, 4/23/20	507,802
500,000	Huntington National Bank, 3.25%, 5/14/21	495,870
Principal Amount USD ($)		Value
	Banks - (continued)
900,000	JPMorgan Chase & Co., 4.4%, 7/22/20	$914,037
510,000	KeyBank NA, 2.25%, 3/16/20	503,584
350,000	KeyCorp, 5.1%, 3/24/21	361,982
735,000	Lloyds Bank Plc, 3.3%, 5/7/21	726,394
460,000	Lloyds Banking Group PLC, 3.0%, 1/11/22	442,641
445,000	Manufacturers & Traders Trust Co., 2.625%, 1/25/21	436,467
465,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	458,813
710,000	Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/21	709,541
475,000	Mizuho Financial Group, Inc., 2.953%, 2/28/22	462,903
440,000	Morgan Stanley, 5.75%, 1/25/21	458,002
575,000	Nordea Bank AB, 2.125%, 5/29/20 (144A)	563,648
570,000	PNC Bank NA, 2.0%, 5/19/20	558,925
1,180,000	PNC Bank NA, 2.45%, 11/5/20	1,157,537
560,000	Royal Bank of Canada, 2.125%, 3/2/20	552,857
590,000	Royal Bank of Canada, 2.15%, 10/26/20	577,139
525,000	State Street Corp., 2.55%, 8/18/20	517,568
550,000(a)	State Street Corp., 3.54% (3 Month USD LIBOR + 90 bps), 8/18/20	555,546
540,000	Sumitomo Mitsui Banking Corp., 2.514%, 1/17/20	535,125
465,000	Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/21	448,248
560,000	SunTrust Bank, 2.25%, 1/31/20	554,010
735,000	Svenska Handelsbanken AB, 1.95%, 9/8/20	716,266
440,000	Toronto-Dominion Bank, 3.25%, 6/11/21	438,698
480,000	UBS AG, 2.45%, 12/1/20 (144A)	469,425
900,000	UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (144A)	889,600
540,000	US Bank NA, 2.05%, 10/23/20	527,423
500,000	US Bank NA, 3.15%, 4/26/21	497,164
	Total Banks	$33,082,246
	Beverages - 0.3%
800,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$783,799
500,000	Constellation Brands, Inc., 2.25%, 11/6/20	486,904
	Total Beverages	$1,270,703
	Biotechnology - 0.3%
430,000	Amgen, Inc., 3.875%, 11/15/21	$433,257
945,000	Biogen, Inc., 2.9%, 9/15/20	934,032
	Total Biotechnology	$1,367,289
	Chemicals - 0.3%
660,000	DowDuPont, Inc., 3.766%, 11/15/20	$663,035
570,000	EI du Pont de Nemours & Co., 2.2%, 5/1/20	564,835
	Total Chemicals	$1,227,870
	Commercial Services - 0.1%
480,000	Moody's Corp., 3.25%, 6/7/21	$475,531
	Total Commercial Services	$475,531
	Computers - 0.3%
1,180,000	Apple, Inc., 2.25%, 2/23/21	$1,156,614
	Total Computers	$1,156,614
	Diversified Financial Services - 1.5%
890,000	AIG Global Funding, 2.15%, 7/2/20 (144A)	$872,536
575,000	AIG Global Funding, 2.7%, 12/15/21 (144A)	555,909
590,000	American Express Co., 2.2%, 10/30/20	575,747
465,000	American Express Credit Corp., 2.7%, 3/3/22	451,346
730,000	Charles Schwab Corp., 3.25%, 5/21/21	729,126
1,300,000	Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20 (144A)	1,269,678
710,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	675,212
1,000,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	979,902
515,000	TD Ameritrade Holding Corp., 5.6%, 12/1/19	527,252
455,000	Visa, Inc., 2.8%, 12/14/22	444,555
	Total Diversified Financial Services	$7,081,263
	Electric - 1.4%
1,030,000	American Electric Power Co., Inc., 2.15%, 11/13/20	$1,002,899
450,000	CenterPoint Energy, Inc., 3.6%, 11/1/21	448,057
285,000	Dominion Energy, Inc., 2.579%, 7/1/20	280,237
440,000	Duke Energy Carolinas LLC, 3.35%, 5/15/22	438,139
131,250	Duke Energy Florida LLC, 2.1%, 12/15/19	130,501
1,520,000	Georgia Power Co., 2.0%, 3/30/20	1,492,439
700,000	NextEra Energy Capital Holdings, Inc., 3.342%, 9/1/20	696,346
376,000	PNM Resources, Inc., 3.25%, 3/9/21	370,475
540,000	Sempra Energy, 2.4%, 2/1/20	530,428
485,000	WEC Energy Group, Inc., 3.375%, 6/15/21	481,688
440,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	439,578
	Total Electric	$6,310,787
	Electronics - 0.1%
560,000	Amphenol Corp., 2.2%, 4/1/20	$550,502
	Total Electronics	$550,502
	Food - 0.2%
115,000	Conagra Brands, Inc., 3.8%, 10/22/21	$114,736
Principal Amount USD ($)		Value
	Food – (continued)
1,075,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	$1,057,797
	Total Food	$1,172,533
	Hand & Machine Tools - 0.1%
660,000	Stanley Black & Decker, Inc., 2.9%, 11/1/22	$638,585
	Total Hand & Machine Tools	$638,585
	Healthcare-Products - 0.4%
445,000(a)	Becton Dickinson & Co., 3.261% (3 Month USD LIBOR + 88 bps), 12/29/20	$444,290
1,270,000(a)	Medtronic, Inc., 3.134% (3 Month USD LIBOR + 80 bps), 3/15/20	1,278,337
	Total Healthcare-Products	$1,722,627
	Healthcare-Services - 0.3%
1,180,000	UnitedHealth Group, Inc., 1.95%, 10/15/20	$1,151,225
	Total Healthcare-Services	$1,151,225
	Insurance - 1.2%
980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	$1,000,392
585,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20 (144A)	573,721
565,000	New York Life Global Funding, 1.7%, 9/14/21 (144A)	540,316
585,000	New York Life Global Funding, 1.95%, 9/28/20 (144A)	570,447
700,000	Pricoa Global Funding I, 2.2%, 6/3/21 (144A)	678,717
565,000	Principal Life Global Funding II, 2.15%, 1/10/20 (144A)	558,773
485,000	Principal Life Global Funding II, 2.625%, 11/19/20 (144A)	478,416
600,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	585,881
565,000	Prudential Financial, Inc., 5.375%, 6/21/20	581,335
	Total Insurance	$5,567,998
	Internet - 0.2%
775,000	Amazon.com, Inc., 1.9%, 8/21/20	$760,328
	Total Internet	$760,328
	Machinery-Constructions & Mining - 0.3%
510,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19	$505,583
520,000	Caterpillar Financial Services Corp., 2.9%, 3/15/21	514,513
500,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	497,832
	Total Machinery-Constructions & Mining	$1,517,928
	Media - 0.2%
225,000	Comcast Corp., 3.3%, 10/1/20	$224,952
300,000	Comcast Corp., 5.15%, 3/1/20	306,676
	Total Media	$531,628
	Miscellaneous Manufacturers - 0.2%
135,000(a)	General Electric Co., 3.236% (3 Month USD LIBOR + 80 bps), 4/15/20	$131,422
525,000	Ingersoll-Rand Global Holding Co., Ltd., 2.9%, 2/21/21	518,841
	Total Miscellaneous Manufacturers	$650,263
	Oil & Gas - 0.7%
480,000	BP Capital Markets Plc, 2.112%, 9/16/21	$462,446
560,000	Chevron Corp., 1.991%, 3/3/20	552,939
760,000	Chevron Corp., 2.411%, 3/3/22	735,029
525,000(a)	Phillips 66, 3.289% (3 Month USD LIBOR + 60 bps), 2/26/21	523,841
910,000	Shell International Finance BV, 1.875%, 5/10/21	878,254
	Total Oil & Gas	$3,152,509
	Pharmaceuticals - 1.1%
1,160,000	AbbVie, Inc., 2.5%, 5/14/20	$1,142,055
955,000	Bayer US Finance II LLC, 3.5%, 6/25/21 (144A)	945,161
515,000	CVS Health Corp., 3.125%, 3/9/20	512,200
690,000	CVS Health Corp., 3.35%, 3/9/21	683,848
550,000	Johnson & Johnson, 2.95%, 9/1/20	550,614
350,000	Takeda Pharmaceutical Co., Ltd., 4.0%, 11/26/21 (144A)	351,368
665,000	Zoetis, Inc., 3.25%, 8/20/21	660,692
	Total Pharmaceuticals	$4,845,938
	Pipelines - 0.4%
700,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.0%, 10/1/22	$712,168
131,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	128,546
805,000	Kinder Morgan Energy Partners LP, 6.5%, 4/1/20	832,275
	Total Pipelines	$1,672,989
	REITS - 0.5%
575,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$569,847
480,000	Healthcare Trust of America Holdings LP, 3.375%, 7/15/21	473,997
1,233,000	UDR, Inc., 3.7%, 10/1/20	1,233,259
	Total REITS	$2,277,103
	Retail - 0.5%
1,192,000	Alimentation Couche-Tard, Inc., 2.35%, 12/13/19 (144A)	$1,178,773
460,000	Walmart, Inc., 2.35%, 12/15/22	441,577
470,000	Walmart, Inc., 3.125%, 6/23/21	469,593
	Total Retail	$2,089,943
	Software - 0.0%†
115,000	Fiserv, Inc., 3.8%, 10/1/23	$114,772
	Total Software	$114,772
Principal Amount USD ($)		Value
	Telecommunications - 0.4%
595,000	AT&T, Inc., 2.45%, 6/30/20	$586,360
440,000	AT&T, Inc., 3.8%, 3/15/22	438,178
570,000(a)	Deutsche Telekom International Finance BV, 3.029% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	571,282
	Total Telecommunications	$1,595,820
	Transportation - 0.1%
485,000	Union Pacific Corp., 3.2%, 6/8/21	$483,341
	Total Transportation	$483,341
	Trucking & Leasing - 0.2%
895,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$878,907
	Total Trucking & Leasing	$878,907
	TOTAL CORPORATE BONDS
	(Cost $91,253,273)	$89,785,077
	INSURANCE-LINKED SECURITIES - 5.2% of Net Assets
	Catastrophe Linked Bonds - 3.4%
	Earthquakes - California - 0.3%
500,000(a)	Golden State Re II, 4.56% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A)	$499,500
650,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	639,600
250,000(a)	Ursa Re, 6.36% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A)	248,425
		$1,387,525
	Earthquakes - Japan - 0.1%
550,000(a)	Nakama Re, 4.429% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	$552,200
	Earthquakes - U.S. - 0.3%
250,000	Golden State Re, 0.5% (3 Month USD LIBOR + 220 bps), 1/8/23 (144A)	$250,000
750,000(a)	Kilimanjaro Re, 6.11% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	742,875
		$992,875
	Health - U.S. - 0.3%
500,000(a)	Vitality Re V, 4.11% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A)	$499,150
400,000(a)	Vitality Re VII, 4.51% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	402,040
250,000(a)	Vitality Re VII, 5.01% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	252,150
		$1,153,340
	Hurricane - U.S. - 0.1%
500,000(a)	Alamo Re, 6.75% (3 Month U.S. Treasury Bill + 439 bps), 6/7/19 (144A)	$501,150
	Multiperil - U.S. - 1.0%
400,000(a)	Caelus Re IV, 7.89% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A)	$380,000
250,000(a)	Caelus Re V, 2.86% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	48,750
250,000(a)	Caelus Re V, 5.86% (3 Month U.S. Treasury Bill + 350 bps), 6/7/21 (144A)	249,950
250,000(a)	Kilimanjaro Re, 6.858% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A)	247,875
250,000(a)	Kilimanjaro Re, 9.11% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	250,525
250,000(a)	Kilimanjaro Re, 11.61% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	253,525
400,000(a)	Kilimanjaro II Re, 8.021% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	398,600
300,000(a)	Kilimanjaro II Re, 9.461% (6 Month USD LIBOR + 714 bps), 4/21/22 (144A)	299,640
500,000(a)	PennUnion Re, 6.863% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A)	499,800
500,000(a)	Residential Reinsurance 2016, 6.18% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	503,200
400,000(a)	Residential Reinsurance 2017, 5.41% (3 Month U.S. Treasury Bill + 305 bps), 6/6/21 (144A)	394,800
500,000(a)	Sanders Re, 5.253% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	498,500
500,000+(a)	Skyline Re, 4.858% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	502,000
		$4,527,165
	Multiperil - U.S. Regional - 0.3%
350,000(a)	Bonanza Re, 6.141% (6 Month USD LIBOR + 398 bps), 12/31/19 (144A)	$347,340
250,000(a)	First Coast Re 2016, 6.178% (3 Month U.S. Treasury Bill + 382 bps), 6/7/19 (144A)	249,925
250,000(a)	Long Point Re III, 5.11% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	249,125
400,000(a)	MetroCat Re, 6.063% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A)	400,840
		$1,247,230
	Multiperil - Worldwide - 0.2%
250,000(a)	Galilei Re, 6.84% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A)	$250,825
350,000(a)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A)	350,630
250,000(a)	Galilei Re, 7.65% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A)	251,375
250,000(a)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A)	249,000
		$1,101,830
	Pandemic - Worldwide - 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.02% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$251,125
	Windstorm - Florida - 0.2%
300,000+(a)	Casablanca Re, 6.415% (6 Month USD LIBOR + 393 bps), 6/4/20 (144A)	$303,210
500,000(a)	Integrity Re, 5.698% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A)	497,250
		$800,460
	Windstorm - Japan - 0.1%
400,000(a)	Aozora Re, 4.323% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$397,720
250,000(a)	Aozora Re, 4.681% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A)	249,750
		$647,470
	Windstorm - Massachusetts - 0.1%
400,000(a)	Cranberry Re, 4.458% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$398,200
Principal Amount USD ($)		Value
	Windstorm - Mexico - 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.034% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$250,400
	Windstorm - Texas - 0.1%
250,000(a)	Alamo Re, 5.61% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$248,950
350,000(a)	Alamo Re, 7.21% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	349,825
		$598,775
	Windstorm - U.S. Multistate - 0.1%
500,000(a)	Citrus Re, 2.86% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$451,050
	Windstorm - Worldwide - 0.1%
250,000(a)	Queen Street XI Re, 8.51% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A)	$249,525
	Total Catastrophe Linked Bonds	$15,110,320
	Collateralized Reinsurance - 0.5%
	Earthquakes - California - 0.2%
250,000+(d)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	$250,000
250,000+(d)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	250,000
		$500,000
	Multiperil - Massachusetts - 0.1%
343,272+(d)	Denning Re 2018, Variable Rate Notes, 7/15/19	$340,249
	Multiperil - U.S. - 0.0%†
300,000+(d)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	$45,960
	Multiperil - U.S. Regional - 0.0%†
250,000+(d)	EC0012 Re, Variable Rate Notes, 6/15/19	$244,150
	Multiperil - Worldwide - 0.2%
250,000+(d)	Cypress Re 2017, Variable Rate Notes, 1/10/19	$114,400
272,363+(d)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	277,265
300,000+(d)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	334,650
350,000+(d)	Resilience Re, Variable Rate Notes, 5/1/19	3,500
250,000+(d)	Resilience Re, Variable Rate Notes, 12/31/19	55,500
		$785,315
	Windstorm - Florida - 0.0%†
250,000+(d)	Portrush Re 2017, Variable Rate Notes, 6/15/19	$199,200
	Windstorm - U.S. Regional - 0.0%†
250,000+(d)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	$2,875
250,000+(d)	Promissum Re 2018, Variable Rate Notes, 6/15/19	248,750
		$251,625
	Total Collateralized Reinsurance	$2,366,499
	Industry Loss Warranties - 0.2%
	Multiperil - U.S. - 0.2%
350,000+(d)	Cypress Re 2018, Variable Rate Notes, 1/15/19	$346,411
500,000+(d)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	500,586
		$846,997
	Total Industry Loss Warranties	$846,997
	Reinsurance Sidecars – 1.1%
	Multiperil - U.S. - 0.2%
250,000+(d)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	$6,750
250,000+(d)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	63,550
250,000+(d)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	242,369
250,000+(d)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	243,575
250,000+(d)	Harambee Re 2018, Variable Rate Notes, 12/31/21	225,375
150,001+(d)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	107,821
		$889,440
	Multiperil - Worldwide - 0.9%
100,000+(d)	Arlington Re 2015, Variable Rate Notes, 2/1/19	$4,860
150,000+(d)	Arlington Re 2016, Variable Rate Notes, 2/28/19	19,575
300,000+(d)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	9,930
601,682+(d)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	572,157
250,000+(d)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	251,250
148,500+(d)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	64,954
445,500+(d)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	468,176
250,000+(d)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	262,875
300,000+(d)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	18,600
264,623+(d)	Gullane Re 2018, Variable Rate Notes, 12/31/21	251,868
500,000+(d)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	94,050
250,000+(d)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	242,000
300,000+(d)	Madison Re 2016, Variable Rate Notes, 3/31/19	8,340
250,000+(d)	Madison Re 2017, Variable Rate Notes, 12/31/19	65,975
1,000,000+(d)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	1,800
1,000,000+(d)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	2,400
800,000+(d)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	3,920
500,000+(d)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	2,700
500,000+(d)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	486,761
250,000+(d)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	218,735
250,000+(d)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	12,266
250,000+(d)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	243,433
250,000+(d)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	25,875
Principal Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
300,000+(d)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	$20,340
347,597+(d)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	34,204
250,000+(d)	Thopas Re 2018, Variable Rates Notes, 12/31/21	217,875
600,000+(d)	Versutus Re 2016-A, Variable Rate Notes, 11/30/20	2,880
450,000+(d)	Versutus Re 2017, Variable Rate Notes, 11/30/21	4,995
250,000+(d)	Versutus Re 2018, Variable Rate Notes, 12/31/21	246,100
		$3,858,894
	Total Reinsurance Sidecars	$4,748,334
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $23,778,037)	$23,072,150
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.0% of Net Assets*(a)
	Automobile - 0.3%
472,875	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.639% (LIBOR + 225 bps), 4/6/24	$456,561
390,053	Navistar, Inc., Tranche B Term Loan, 5.82% (LIBOR + 350 bps), 11/6/24	389,316
374,975	TI Group Automotive Systems LLC, Initial US Term Loan, 4.845% (LIBOR + 250 bps), 6/30/22	369,038
	Total Automobile	$1,214,915
	Beverage, Food & Tobacco - 0.1%
435,188	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.35% (LIBOR + 200 bps), 12/18/24	$434,372
	Total Beverage, Food & Tobacco	$434,372
	Broadcasting & Entertainment - 0.6%
742,826	Gray Television, Inc., Term B-2 Loan, 4.568% (LIBOR + 225 bps), 2/7/24	$736,016
384,152	Mediacom Illinois LLC (fka Mediacom Communications LLC), Tranche N Term Loan, 3.98% (LIBOR + 175 bps), 2/15/24	380,310
190,932	Quebecor Media, Inc., Facility B-1 Tranche, 4.866% (LIBOR + 225 bps), 8/17/20	190,813
792,000	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 4.595% (LIBOR + 225 bps), 8/23/24	791,257
422,959	Sinclair Television Group, Inc., Tranche B Term Loan, 4.6% (LIBOR + 225 bps), 1/3/24	418,992
	Total Broadcasting & Entertainment	$2,517,388
	Buildings & Real Estate - 0.1%
328,460	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.345% (LIBOR + 500 bps), 9/29/23	$329,555
	Total Buildings & Real Estate	$329,555
	Chemicals, Plastics & Rubber - 0.4%
847,100	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 5.345% (LIBOR + 300 bps), 6/7/23	$849,042
322,043(e)	Platform Specialty Products Corp., Term Loan, 11/14/25	319,427
135,026	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.345% (LIBOR + 300 bps), 9/23/24	133,887
311,599	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.345% (LIBOR + 300 bps), 9/23/24	308,969
	Total Chemicals, Plastics & Rubber	$1,611,325
	Computers & Electronics - 0.0%†
92,526	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.095% (LIBOR + 175 bps), 3/31/23	$91,874
	Total Computers & Electronics	$91,874
	Diversified & Conglomerate Manufacturing - 0.1%
423,530	Delos Finance S.a r.l., New Term Loan, 4.136% (LIBOR + 175 bps), 10/6/23	$422,774
	Total Diversified & Conglomerate Manufacturing	$422,774
	Diversified & Conglomerate Service - 0.2%
383,063	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.095% (LIBOR + 175 bps), 11/7/23	$382,103
54,080	On Assignment, Inc., Initial Term B-1 Loan, 4.345% (LIBOR + 200 bps), 6/3/22	53,809
288,750	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.299% (LIBOR + 200 bps), 3/18/24	287,035
149,731	West Corp., Initial Term B Loan, 6.526% (LIBOR + 400 bps), 10/10/24	147,988
150,037	Worldpay LLC, New Term B-3 Loan, 4.057% (LIBOR + 175 bps), 10/14/23	149,088
	Total Diversified & Conglomerate Service	$1,020,023
	Electronics - 0.2%
59	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 7.095% (LIBOR + 475 bps), 4/28/21	$54
599,506	Sensata Technologies BV (Sensata Technologies Finance Co. LLC), Sixth Amendment Term Loan, 4.209% (LIBOR + 175 bps), 10/14/21	599,206
243,498	Verint Systems, Inc., Refinancing Term Loan, 4.299% (LIBOR + 200 bps), 6/28/24	242,585
8,663	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.345% (LIBOR + 300 bps), 12/12/19	8,652
	Total Electronics	$850,497
	Entertainment & Leisure - 0.1%
490,038	Live Nation Entertainment, Inc., Term B-3 Loan, 4.125% (LIBOR + 175 bps), 10/31/23	$488,188
	Total Entertainment & Leisure	$488,188
	Healthcare & Pharmaceuticals - 0.3%
87,495	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.957% (LIBOR + 325 bps), 1/27/21	$85,732
237,000	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 6.625% (LIBOR + 425 bps), 4/29/24	236,821
198,957	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.125% (LIBOR + 375 bps), 7/2/25	198,584
123,273	Prestige Brands, Inc., Term B-4 Loan, 4.345% (LIBOR + 200 bps), 1/26/24	122,272
291,068	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.345% (LIBOR + 300 bps), 5/15/22	288,339
	Total Healthcare & Pharmaceuticals	$931,748
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - 0.3%
217,908	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.314% (LIBOR + 300 bps), 6/2/25	$216,001
572,750	Kinetic Concepts, Inc., Dollar Term Loan, 5.636% (LIBOR + 325 bps), 2/2/24	571,318
632,125	U.S. Renal Care, Inc., First Lien Initial Term Loan, 6.636% (LIBOR + 425 bps), 12/30/22	624,065
89,044	Vizient, Inc., Term B-4 Loan, 5.095% (LIBOR + 275 bps), 2/13/23	88,832
	Total Healthcare, Education & Childcare	$1,500,216
	Hotel, Gaming & Leisure - 0.2%
514,321	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.595% (LIBOR + 225 bps), 2/16/24	$503,820
271,029	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 4.065% (LIBOR + 175 bps), 10/25/23	268,845
307,125	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.345% (LIBOR + 200 bps), 3/21/25	302,230
	Total Hotel, Gaming & Leisure	$1,074,895
	Leasing - 0.1%
304,865	Fly Funding II S.a.r.l., Term Loan, 4.6% (LIBOR + 200 bps), 2/9/23	$290,765
	Total Leasing	$290,765
	Leisure & Entertainment - 0.0%†
237,626	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.557% (LIBOR + 225 bps), 12/15/22	$236,103
	Total Leisure & Entertainment	$236,103
	Machinery - 0.1%
166,780	NN, Inc., Tranche B Term Loan, 6.095% (LIBOR + 375 bps), 10/19/22	$165,216
248,732	Terex Corp., Incremental U.S. Term Loan, 4.495% (LIBOR + 200 bps), 1/31/24	245,623
	Total Machinery	$410,839
	Metals & Mining - 0.0%†
62,364	BWay Holding Co., Initial Term Loan, 5.658% (LIBOR + 325 bps), 4/3/24	$60,831
128,961	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 5.206% (LIBOR + 275 bps), 8/14/24	127,187
	Total Metals & Mining	$188,018
	Printing & Publishing - 0.1%
81,750	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.315% (LIBOR + 300 bps), 11/8/24	$81,385
33,254	Tribune Media Co. (fka Tribune Co.), Term B Loan, 5.345% (LIBOR + 300 bps), 12/27/20	33,213
414,475	Tribune Media Co. (fka Tribune Co.), Term C Loan, 5.345% (LIBOR + 300 bps), 1/26/24	413,953
107,205	Zebra Technologies Corp., Tranche B Term Loan, 4.095% (LIBOR + 175 bps), 10/27/21	107,145
	Total Printing & Publishing	$635,696
	Retail - 0.3%
387,993	CDW LLC (aka AP Exhaust Acq LLC) (fka CDW Corp.), Term Loan, 4.1% (LIBOR + 175 bps), 8/17/23	$385,204
299,262	Party City Holdings, Inc., 2018 Replacement Term Loan, 4.85% (LIBOR + 250 bps), 8/19/22	296,956
445,500	Staples, Inc., Closing Date Term Loan, 6.541% (LIBOR + 400 bps), 9/12/24	439,176
	Total Retail	$1,121,336
	Telecommunications - 0.3%
275,000	Ciena Corp., Refinancing Term Loan, 4.301% (LIBOR + 200 bps), 9/26/25	$274,427
361,659	GCI Holdings, Inc., New Term B Loan, 4.595% (LIBOR + 225 bps), 2/2/22	358,495
225,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.556% (LIBOR + 225 bps), 2/22/24	222,609
192,019	SBA Senior Finance II LLC, Initial Term Loan, 4.35% (LIBOR + 200 bps), 4/11/25	190,442
235,662	Virgin Media Bristol LLC, Facility K, 4.807% (LIBOR + 250 bps), 1/15/26	233,103
	Total Telecommunications	$1,279,076
	Utilities - 0.2%
670,469	APLP Holdings, Ltd. Partnership, Term Loan, 5.095% (LIBOR + 275 bps), 4/13/23	$665,722
395,428	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.095% (LIBOR + 375 bps), 10/2/23	392,670
	Total Utilities	$1,058,392
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $17,778,783)	$17,707,995
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6% of Net Assets
336,707(a)	Fannie Mae, 2.378% (2 Month USD LIBOR + 160 bps), 7/1/45	$333,647
144,613	Fannie Mae, 2.5%, 6/1/23	143,111
342,449	Fannie Mae, 2.5%, 11/1/23	338,887
173,124	Fannie Mae, 3.0%, 5/1/21	170,945
184,000	Fannie Mae, 3.0%, 12/1/21	184,835
507,856	Fannie Mae, 3.0%, 10/1/27	502,923
679,691	Fannie Mae, 3.0%, 11/1/27	675,937
676(a)	Fannie Mae, 3.476% (1 Year CMT Index + 212 bps), 11/1/25	695
1,810(a)	Fannie Mae, 3.949% (1 Year CMT Index + 222 bps), 4/1/29	1,840
18,641	Fannie Mae, 4.0%, 8/1/19	18,997
56,429	Fannie Mae, 4.0%, 12/1/19	57,506
91,017	Fannie Mae, 4.0%, 1/1/20	92,755
160,604	Fannie Mae, 4.0%, 10/1/20	163,671
189,332	Fannie Mae, 4.0%, 3/1/21	192,948
272,327(a)	Fannie Mae, 4.23% (2 Month USD LIBOR + 140 bps), 10/1/36	274,004
71,495(a)	Fannie Mae, 4.267% (11th District Cost of Funds Index + 193 bps), 12/1/36	74,520
2,417(a)	Fannie Mae, 4.338% (1 Year CMT Index + 246 bps), 4/1/28	2,419
22,181(a)	Fannie Mae, 4.469% (2 Month USD LIBOR + 175 bps), 7/1/36	23,288
221,026	Fannie Mae, 4.5%, 5/1/39	229,613
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
367,790	Fannie Mae, 4.5%, 5/1/39	$382,443
119,924	Fannie Mae, 4.5%, 1/1/41	124,745
60,569(a)	Fannie Mae, 4.53% (1 Year CMT Index + 216 bps), 10/1/29	61,660
17,942(a)	Fannie Mae, 4.541% (1 Year CMT Index + 232 bps), 12/1/28	18,455
18,988(a)	Fannie Mae, 4.675% (6 Month USD LIBOR + 218 bps), 11/1/24	19,330
31,295(a)	Fannie Mae, 4.756% (6 Month USD LIBOR + 226 bps), 1/1/25	31,681
43,093	Fannie Mae, 5.0%, 11/1/20	44,617
14,914	Fannie Mae, 5.5%, 12/1/35	16,038
127,387	Fannie Mae, 5.5%, 8/1/37	137,196
423(a)	Fannie Mae, 5.644% (6 Month USD LIBOR + 285 bps), 2/1/33	423
118,959	Fannie Mae, 6.0%, 10/1/22	122,573
14,891	Fannie Mae, 6.0%, 2/1/34	16,020
11,284	Fannie Mae, 6.0%, 4/1/38	12,344
149,483	Fannie Mae, 6.5%, 4/1/29	161,765
3,243	Fannie Mae, 6.5%, 7/1/32	3,633
10,391	Fannie Mae, 7.0%, 1/1/36	11,390
453,631	Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	442,990
157,486(a)	Federal Home Loan Mortgage Corp., 3.658% (2 Month USD LIBOR + 191 bps), 12/1/31	157,185
61,662	Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	62,968
1,408(a)	Federal Home Loan Mortgage Corp., 4.367% (1 Year CMT Index + 236 bps), 1/1/28	1,464
7,989	Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	8,138
3,344(a)	Federal Home Loan Mortgage Corp., 4.655% (1 Year CMT Index + 225 bps), 11/1/31	3,523
106,329(a)	Federal Home Loan Mortgage Corp., 4.656% (2 Month USD LIBOR + 191 bps), 10/1/31	107,392
34,868(a)	Federal Home Loan Mortgage Corp., 4.658% (2 Month USD LIBOR + 191 bps), 8/1/31	34,812
6,763(a)	Federal Home Loan Mortgage Corp., 4.792% (6 Month USD LIBOR + 229 bps), 4/1/25	6,893
12,034	Federal Home Loan Mortgage Corp., 5.0%, 2/1/21	12,119
43,893	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	46,422
10,848	Federal Home Loan Mortgage Corp., 5.5%, 8/1/23	11,159
144,636	Federal Home Loan Mortgage Corp., 6.0%, 12/1/22	148,706
33,583	Government National Mortgage Association I, 5.0%, 8/15/19	34,885
30,410	Government National Mortgage Association I, 6.0%, 12/15/31	32,840
59,224	Government National Mortgage Association I, 6.0%, 11/15/36	64,586
16,327	Government National Mortgage Association I, 6.5%, 5/15/31	18,337
6,436	Government National Mortgage Association I, 6.5%, 7/15/35	6,988
17,977	Government National Mortgage Association I, 6.5%, 10/15/37	20,348
30,685	Government National Mortgage Association I, 7.5%, 10/15/36	32,471
6,463	Government National Mortgage Association II, 6.0%, 8/20/19	6,471
78,221	Government National Mortgage Association II, 6.0%, 10/20/21	79,231
46,946	Government National Mortgage Association II, 6.0%, 4/20/22	47,308
43,422	Government National Mortgage Association II, 6.0%, 11/20/22	44,187
500,000	U.S. Treasury Bond, 8.125%, 8/15/21	568,301
1,570,000	U.S. Treasury Notes, 1.0%, 11/30/19	1,543,015
2,335,000	U.S. Treasury Notes, 1.125%, 7/31/21	2,233,208
4,100,000	U.S. Treasury Notes, 1.125%, 8/31/21	3,916,301
2,275,000	U.S. Treasury Notes, 1.375%, 10/31/20	2,213,681
670,000	U.S. Treasury Notes, 1.625%, 11/30/20	654,480
1,580,000	U.S. Treasury Notes, 1.75%, 11/15/20	1,547,968
685,000	U.S. Treasury Notes, 1.75%, 9/30/22	657,627
1,560,000	U.S. Treasury Notes, 2.0%, 11/30/20	1,535,137
2,550,000	U.S. Treasury Notes, 2.0%, 8/31/21	2,494,219
675,000	U.S. Treasury Notes, 2.125%, 6/30/22	658,283
3,295,000	U.S. Treasury Notes, 2.25%, 7/31/21	3,245,704
1,560,000	U.S. Treasury Notes, 2.375%, 3/15/21	1,544,583
1,115,000	U.S. Treasury Notes, 2.625%, 11/15/20	1,110,732
2,210,000	U.S. Treasury Notes, 2.75%, 9/30/20	2,207,065
2,210,000	U.S. Treasury Notes, 2.875%, 10/31/20	2,211,813
1,545,000	U.S. Treasury Notes, 2.875%, 10/15/21	1,546,509
2,220,000	U.S. Treasury Notes, 3.625%, 2/15/21	2,257,636
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $39,010,639)	$38,224,539
	TEMPORARY CASH INVESTMENTS – 1.6% of Net Assets
	REPURCHASE AGREEMENTS - 1.6%
3,330,000	$3,330,000 Royal Bank of Canada, 2.28%, dated 11/30/18 plus accrued interest on 12/3/18 collateralized by $3,397,246 Freddie Mac Gaint, 3.0%, 11/1/46	$3,330,000
3,330,000	$3,330,000 TD Securities USA LLC, 2.27%, dated 11/30/18 plus accrued interest on 12/3/18 collateralized by $3,396,600 Freddie Mac Giant, 3.5%, 8/1/47	3,330,000
		$6,660,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $6,660,000)	$6,660,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 99.2%
	(Cost $443,660,051)	$439,389,648
	OTHER ASSETS AND LIABILITIES - 0.8%	$3,553,691
	NET ASSETS - 100.0%	$442,943,339

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate trading of Registered interest and principal of securities.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2018, the value of these securities amounted to $217,429,821, or 49.1% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2018

+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2018.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2018.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at November 30, 2018.
(d)	Rate to be determined.
(e)	This term loan will settle after November 30, 2018, at which time the interest rate will be determined.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
717	U.S. 2 Year Note (CBT)	3/29/19	$151,186,141	$151,275,798	$89,657

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
84	U.S. 5 Year Note (CBT)	3/29/19	$9,470,097	$9,488,719	$(18,622)

TOTAL FUTURES CONTRACTS			$141,716,044	$141,787,079	$71,035

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$–	$105,629,819	$–	$105,629,819
Collateralized Mortgage Obligations	–	158,310,068	–	158,310,068
Corporate Bonds	–	89,785,077	–	89,785,077
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	4,025,165	502,000	4,527,165
Windstorm - Florida	–	497,250	303,210	800,460
Collateralized Reinsurance
Earthquakes - California	--	--	500,000	500,000
Multiperil - Massachusetts	--	--	340,249	340,249
Multiperil - U.S.	–	--	45,960	45,960
Multiperil - U.S. Regional	–	--	244,150	244,150
Multiperil - Worldwide	–	--	785,315	785,315
Windstorm - Florida	–	–	199,200	199,200
Windstorm - U.S. Regional	–	–	251,625	251,625
Industry Loss Warranties Multiperil - U.S.	–	–	846,997	846,997
Reinsurance Sidecars
Multiperil - U.S.	–	–	889,440	889,440
Multiperil - Worldwide	–	–	3,858,894	3,858,894
All Other Insurance-Linked Securities	–	9,782,695	–	9,782,695
Senior Secured Floating Rate Loan Interests	–	17,707,995	–	17,707,995
U.S. Government and Agency Obligations	–	38,224,539	–	38,224,539
Repurchase Agreements	–	6,660,000	–	6,660,000
Total Investments in Securities	$–	$430,622,608	$8,767,040	$439,389,648

Other Financial Instruments
Net unrealized appreciation on futures contracts	$71,035	$–	$–	$71,035
Total Other Financial Instruments	$71,035	$–	$–	$71,035

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/18	$9,112,784(a)
Realized gain (loss)	(2,375)
Change in unrealized appreciation (depreciation)	(396,362)
Accrued discounts/premiums	–
Purchases	62,767
Sales	(9,774)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 11/30/18	$8,767,040

(a)	Securities were classified as Corporate Bonds on the August 31, 2018 financial statements.
*	Transfers are calculated on the beginning of period value. During the three months ended November 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2018: $(393,417).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 28, 2019

* Print the name and title of each signing officer under his or her signature.